Stock Options (Details Narrative) - USD ($)		9 Months Ended		12 Months Ended
	Apr. 22, 2022	Oct. 31, 2023	Oct. 31, 2022	Jan. 31, 2023	Jan. 31, 2022	Aug. 14, 2023	Jul. 17, 2023	Jun. 22, 2023	Sep. 29, 2022	Jun. 21, 2022	Jan. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock option, granted		595,000		987,760
Intrinsic value of stock price				$ 0.119	$ 0.385
Share based compensation		$ 63,243	$ 267,403	$ 276,692
Unrecognized share based compensation					$ 0
Options exercise price		$ 0.06		$ 2.18
Stock options		658,760		313,760	145,250						146,000
Exercise price						$ 0.0597	$ 0.0588	$ 0.0590	$ 0.15
Weighted average remaining life, terms		10 years 1 month 17 days
Aggregate intrinsic value		$ 0
Mr. Briscoe [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Grants	118,760
Mr. Briscoe [Member] | Exercise Price $19.00 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Grants	105,000
Options exercise price	$ 19.00
Mr. Briscoe [Member] | Exercise Price $1.50 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Grants	13,760
Options exercise price	$ 1.50
Fair value	$ 44,706
Advisor [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized share based compensation		1,117		2,281
Fair value		7,084		11,317
Stock options										20,000
Share based compensation		$ 8,248		$ 9,036
Consultants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Grants		120,000		120,000
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock option, description					The options granted have a term not to exceed ten years from the date of grant or five years for options granted to more than 10% stockholders. The option price set by the Plan Administration shall not be less than the fair market value per share of the common stock on the grant date or 110% of the fair market value per share of the common stock on the grant date for options granted to greater than 10% stockholders.
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price		$ 0.0753
Maximum [Member] | Advisor [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price		0.093		$ 0.30
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price		0.0419
Minimum [Member] | Advisor [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price		$ 0.047		$ 0.1069
key Employees and Non-employee Consultants [Member] | 2010 Stock Option Plan [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock option, granted					191,000
key Employees and Non-employee Consultants [Member] | 2007 Stock Option Plan [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock option, granted					5,000
key Employees and Non-employee Consultants [Member] | 2004 Stock Option Plan [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock option, granted					1,925
Officers Employees and Consultants [Member] | Incentive And Non Qualified Stock Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation				$ 100,482	$ 0